Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable
	As of June 30, 2024	As of June 30, 2023
Related parties (1)	7,600,000	-
Total Accounts payable – Non-Current	$7,600,000	-
	As of June 30, 2024	As of June 30, 2023
Accruals	1,351,057	787,010
Trade payables	873,534	2,339,087
Related parties (i)	568,835	774,460
Transaction expenses payable	621,260	3,579,057
Total Accounts payable - Current	$3,414,686	$7,479,614
(i)	The details of the related parties payables are included in Related Party (see note 28)